OTHER LONG-TERM LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2016
Deferred Costs, Noncurrent [Abstract]
Schedule of Other Long-Term Liabilities

at December 31	2016	2015
(millions of Canadian $)

Fair value of derivative contracts (Note 24)	330	625
Employee post-retirement benefits (Note 23)	448	380
Asset retirement obligations	108	109
Guarantees (Note 27)	82	26
Other	215	120
	1,183	1,260